Annual Total Returns [BarChart] - Columbia Commodity Strategy Fund - Class A	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2012	3.11%
Annual Return 2013	(11.11%)
Annual Return 2014	(21.36%)
Annual Return 2015	(23.92%)
Annual Return 2016	12.17%
Annual Return 2017	1.45%
Annual Return 2018	(14.37%)
Annual Return 2019	7.28%

[1]	Year to Date return as of June 30, 2020: -17.51%